Insurance - Schedule of Liabilities Covered by Insurance (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$)
Civil liability (D&O) [Member]
Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 50,000
Civil, professional and general liability [Member]
Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	11,003
Machinery/Automobile [Member]
Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	194,799
Completion guarantee [Member]
Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	6,438
Fire/lightning/explosion/electrical damage [Member]
Schedule of Liabilities Covered by Insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 11,439